Balanced Fund
Balanced Fund
Investment Objective
The investment objectives of the Fund are long-term capital appreciation, capital preservation and current income.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Balanced Fund	Balanced Fund - Institutional Class	Balanced Fund
Maximum sales charge (load) on purchase	none	none
Maximum deferred sales charge (load)	none	none
Redemption fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Balanced Fund		Balanced Fund - Institutional Class	Balanced Fund
Management fees	[1]	0.65%	0.65%
Distribution (12b-1) fees		none	none
Other expenses	[2]	0.32%	0.65%
Total annual fund operating expenses		0.97%	1.30%
Fee waiver and/or expense reimbursement	[3]	(0.27%)	(0.45%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.70%	0.85%
[1]	Restated to reflect current management fees. Effective July 31, 2018, the management fees were reduced from 0.70% to 0.65% of the Fund's average daily net assets.
[2]	Other expenses for Institutional Class shares and Investor Class shares are based on estimated amounts for the current fiscal year.
[3]	The investment adviser has agreed in writing to waive its fees and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses) to limit the total annual fund operating expenses for Institutional Class shares and Investor Class shares to 0.70% and 0.85%, respectively, of each Class's average daily net assets through July 31, 2020. This agreement may only be terminated by the Board of Trustees of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.  The example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Balanced Fund - USD ($)	1 year	3 years	5 years	10 years
Balanced Fund - Institutional Class	72	273	501	1,157
Balanced Fund	87	352	655	1,515

Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of the portfolio.

Principal Investment Strategies
The Fund invests primarily in a portfolio of equity and debt securities.  Under normal circumstances, the Fund will invest at least 25% of its total assets in equity securities, such as common stocks and a variety of securities convertible into common stock such as rights, warrants and convertible preferred stock.  Also, under normal circumstances, the Fund will invest at least 25% of its total assets in investment-grade debt securities (we consider investment grade to mean rated at least BBB- by one or more nationally recognized credit ratings firms) such as U.S. Government securities (including agency securities, and securities issued by government-sponsored enterprises such as Fannie Mae and Freddie Mac, including their mortgage-backed securities), corporate debt securities, other mortgage-backed securities and asset-backed securities.  The Fund may also invest up to 20% of its total assets in debt securities which are unrated or non-investment grade (non-investment grade securities are commonly referred to as “junk bonds”); however, U.S. Government securities, as described above, even if unrated, do not count toward this 20% limit.

The Fund may invest in the equity securities of issuers of all sizes, including smaller and medium sized companies.  The Fund may invest in debt securities of all maturities.  The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures.  These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  These derivative instruments will count toward the Fund’s “at least 25%” policy for investment grade debt securities only if the derivative instruments have economic characteristics similar to the securities included within that policy.  The Fund may invest in equity or debt securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies.  As part of the Fund’s strategy, the Fund may concentrate its investments in securities of relatively few issuers.

The Fund’s investment strategy (which we call “value investing”) is based on our belief that prices fluctuate around the true value of a security.  For the equity portion of the Fund we seek to identify the securities of growing, well-managed businesses which have honest, competent management.  We then estimate the price that an informed, rational buyer would pay for 100% of the business (i.e., the private market value).  At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future.  The valuation may focus on asset values, earnings power and the intangible value of a company’s “franchise” in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company’s stock at a significant discount to this “private market value.”  We invest with a multiple-year time horizon.  The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows.  Ideally the business value grows and the stock continues to trade at a discount for long periods of time.  We generally will sell these stocks as they approach or exceed our estimate of private market value.

The Fund’s investment strategy with respect to debt securities is to select debt securities whose yield is sufficiently attractive in view of the risks of ownership.  We consider a number of factors such as the security’s price, coupon and yield-to-maturity, as well as the credit quality of the issuer in deciding whether to invest in a particular debt security.  In addition, we review the terms of the debt security, including subordination, default, sinking fund and early redemption provisions.

We do not try to “time” the market.  However, if there is cash available for investment and there are not securities which meet the Fund’s investment criteria or if we determine that market conditions warrant, the Fund may invest without limitation in cash and cash equivalents such as U.S. Government securities or government money market fund shares.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Principal Investment Risks
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Investment in Undervalued Securities   Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.  Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•   Concentrated Portfolio Risk   Because the Fund invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds.  This may increase volatility.  The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

•   Larger Company Risk   Although securities issued by larger companies tend to have less overall volatility than securities issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and their stocks may suffer sharper price declines if earnings disappointments occur.

•   Medium Company Risk   Securities of medium capitalization companies may be subject to greater price volatility and lower trading volumes than securities of larger companies.  Because these companies frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

•   Smaller Company Risk   Smaller capitalization companies may not have the size, resources or other assets of larger capitalization companies.  The prices of such issuers can fluctuate more than the stocks of larger companies and they may not necessarily correspond to changes in the stock market in general.

•   Non-U.S. Securities Risk   The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies.  Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

•   Interest Rate Risk   The market value of debt securities is significantly affected by changes in interest rates.  When interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up.  The Board of Governors of the Federal Reserve System (the “Fed”) has increased the “federal funds rate” on several occasions in the past few years, although interest rates are still low by historical standards. During periods of rising interest rates, the Fund is subject to heightened levels of interest rate risk.  Interest rate increases may have sudden and unpredictable effects on the markets and the Fund’s investments.  Debt securities with longer durations tend to be more sensitive to changes in interest rates, often making them more volatile in response to interest rate changes than debt securities with shorter durations.

•   Credit Risk   When a debt security is purchased, its anticipated yield is dependent on the timely payment by the issuer of each installment of interest and principal.  Lower-rated debt securities can have speculative characteristics, and changes in economic conditions or other circumstances may be more likely to lead to a weakened capacity to make principal and interest payments than is the case with investment grade securities.

•   Non-Investment Grade Debt (Junk Bond) Securities Risk   Non-investment grade debt securities are speculative and involve a greater risk of default and price change than investment grade debt securities due to changes in the issuer’s creditworthiness. The market prices of these securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in response to adverse economic changes or issuer developments.

•   Call Risk   Certain debt securities may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date.  This risk increases when market interest rates are declining, because issuers may find it desirable to refinance by issuing new securities at lower interest rates.  If a security held by the Fund is called during a period of declining interest rates, the Fund will likely reinvest the proceeds received by it at a lower interest rate than that of the called security, causing a decrease in the Fund’s income.

•    Debt Securities Liquidity Risk   Debt securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market’s perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of market participants. The Fund may be unable to sell illiquid securities on short notice or only at a price below current value.

•   Mortgage-Backed (and Other Asset-Backed) Securities Risk   Mortgage-backed securities (and other asset-backed securities) are generally structured for the securities holders to receive periodic payments as the securities issuer receives payments of principal and/or interest on the mortgages (or loans) in an underlying asset pool.  Sometimes these securities are issued in separate tranches, which can mean the securities holders of one tranche receive payment in full before the securities holders of another tranche receive payments.  Also sometimes credit support is provided for these securities, which can mean the securities issuer, an affiliated party or a third party provides additional assets, or makes additional promises, with respect to payment to the securities holders.  Risks to the securities holders can include (i) the underlying asset pool may not pay as expected (including, changes in interest rates may affect the prepayment experience of the pool, which may change the timing of payments on the securities), (ii) the securities issuer may have insufficient cash to make payment on the securities generally, or on certain tranches of securities in particular and (iii) the credit support may be insufficient to make payment on the securities.

•   Government-Sponsored Enterprises Risk   The Fund may invest in certain government-sponsored enterprises whose obligations are not direct obligations of the U.S. Treasury.  Such entities may include, without limitation, the Federal Home Loan Banks (“FHLB”), Federal Farm Credit Banks (“FFCB”), Fannie Mae and Freddie Mac.  Entities such as FHLB and FFCB, although chartered or sponsored by Congress, are not funded by Congressional appropriations and their debt and mortgage-backed securities are neither guaranteed nor insured by the U.S. Government.  Fannie Mae and Freddie Mac were placed in conservatorship in 2008, so these entities are now supported by the U.S. Government, but no assurance can be given as to whether this support will continue.

•   Derivatives Risk   Derivatives, such as options, futures contracts, and options on futures contracts, are investments whose value is derived from the value of an underlying instrument, such as a security, ETF, asset, reference rate or index.  Derivative strategies may involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument.  Futures transactions and their related options also involve brokerage costs and require the Fund to segregate liquid assets to cover its performance under such contracts.  In addition, derivatives are also subject to liquidity risk, counterparty credit risk, interest rate risk, and market risk.  The Fund’s overall performance could be adversely affected by entering into such contracts if Weitz Inc.’s judgment with respect to the investment proves incorrect.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance
The following chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant broad-based securities market indices.  The Morningstar Moderately Conservative Target Risk Index, the Fund’s primary benchmark, is an asset allocation index maintained by Morningstar, Inc. which is intended to represent exposure to a diversified portfolio of equities and fixed-income investments.  As of December 31, 2018, the Index represented exposure to a portfolio comprised of 55% bonds (with US bonds comprising 49% and non-US bonds comprising 6%) and 40% stocks (with US stocks comprising 26% and non-US stocks comprising 14%), with the remaining 5% consisting of a combination of inflation hedging instruments and cash (with 4% comprised of Treasury Inflation-Protected Securities (“TIPS”) and 1% held in cash).  The Standard & Poor’s 500 Index is generally representative of the market for the stocks of large-size U.S. companies.  The Bloomberg Barclays Intermediate U.S. Government/Credit Index includes Treasuries, government-related issues and non-securitized corporate debt with maturities from one to ten years.  The Blended Index is 60% of the S&P 500 and 40% of the Bloomberg Barclays Intermediate U.S. Government/Credit Index.  Effective as of July 31, 2018, the Fund changed its primary benchmark index to the Morningstar Moderately Conservative Target Risk Index from the Blended Index based on a determination that the Morningstar Moderately Conservative Target Risk Index is more reflective of the holdings and investment style of the Fund.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers and/or reimbursements.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

Calendar Year Total Returns—Investor Class

Best and Worst Performing Quarters (during the period shown above)
	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2009	13.95%
Worst Quarter	3rd Quarter 2011	-9.19%

Average Annual Total Returns (for periods ended December 31, 2018)
Average Annual Returns - Balanced Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Balanced Fund		(1.78%)	3.12%	8.56%
Balanced Fund - Institutional Class	[1]	(1.78%)	3.12%	8.56%
After Taxes on Distributions | Balanced Fund		(4.07%)	1.80%	7.63%
After Taxes on Distributions and Sale of Fund Shares | Balanced Fund		0.28%	2.26%	6.85%
Morningstar Moderately Conservative Target Risk Index		(2.87%)	3.46%	6.26%
Standard & Poor’s 500 Index		(4.38%)	8.49%	13.12%
Bloomberg Barclays Intermediate U.S. Government/Credit Index		0.88%	1.85%	2.90%
Blended Index		(2.01%)	5.96%	9.17%
[1]	Institutional Class shares first became available for sale on March 29, 2019. For performance prior to that date, this table includes the actual performance of the Fund's Investor Class (and uses the actual expenses of the Fund's Investor Class, for such period of time), without any adjustments. For any such period of time, the performance of the Fund's Institutional Class would have been substantially similar to, and higher than, the performance of the Fund's Investor Class, because the shares of both classes are invested in the same portfolio of securities, but Institutional Class shares would have had lower expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).